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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-14
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (333-23941)
                          Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)



                          VANGUARD/WINDSOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 (610) 669-6000
                        (Area Code and Telephone Number)

          100 Vanguard Boulevard, (PO Box 2600), Valley Forge, PA 19482
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

         Raymond J. Klapinsky, Senior Vice President and General Counsel
                            The Vanguard Group, Inc.
          100 Vanguard Boulevard, (PO Box 2600), Valley Forge, PA 19482
 (Name and Address of Agent for Service: Number, Street, City, State, Zip Code)

   Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Calculation of Registration Fee Under the Securities Act of 1933

    ------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996, was filed on December 30, 1996.



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                                   FORM N-14

         Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Vanguard/Windsor Funds, Inc. (the "Fund") is being filed in order to file as an exhibit the private letter ruling of the U.S. Internal Revenue Service supporting the tax matters and consequences to shareholders of the proposed reorganization discussed in the Form N-14.

         The Cross-Reference Sheet, Part A and Part B of Pre-Effective Amendment No. 1 to the Registration Statemnent on Form N-14 of the Fund, filed with the U.S. Securities and Exchange Commission on April 2, 1997, is incorporated herein by reference.




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                          VANGUARD/WINDSOR FUNDS, INC.
                               WINDSOR FUND SERIES

                       REGISTRATION STATEMENT ON FORM N-14
                                     PART C
                                OTHER INFORMATION



ITEM 15. INDEMNIFICATION

         Article TENTH of the Registrant's Amended and Restated Articles of Incorporation provides as follows:

         "TENTH: (a) The Corporation shall indemnify its directors and officers to the fullest extent allowed, and in the manner provided, by Maryland Law, including the advancing of expenses incurred in connection therewith. Such indemnification shall be in addition to any other right or claim to which any director or officer may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who, while a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have had the power to indemnify such liability.

         (b) Nothing in this Article protects or purports to protect, or may be interpreted or construed to protect, any director or officer against any liability to the corporation or its security holders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         (c) Each section or portion thereof of this Article shall be deemed serverable from the remainder, and the invalidity of any such section or portion shall not affect the validity of the remainder of this Article"


ITEM 16. EXHIBITS

         (1) Copies of charter (Articles of Incorporation) of registrant as now in effect:

             Previously Filed on December 11, 1984, File No. 811-4168



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         (2)  Copies of existing by-laws:

              Previously Filed on December 11, 1984, File No. 811-4168

         (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the registrant.

              Not Applicable

         (4)  Copies of the Agreement and Plan of Reorganization:

              Included in the Registration Statement as Exhibit A to the Combined Proxy Statement/Prospectus

         (5) Copies of all instruments defining the rights of holders of securities being registered:

              Previously Filed (see 1 and 2 above) Article 5, Section A of Articles of Incorporation and Article 2 of the By-Laws.

         (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:


              Agreement between Registrant and Wellington Management Company LLP dated August 1, 1996, previously filed as Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the Commission on April 2, 1997, is incorporated herein by reference.


         (7)  Copies of each underwriting or distribution Contract:

              Not Applicable

         (8) Copies of all bonus profit sharing pension or other similar arrangements wholly or partly for the benefit of Directors and Officers:

              Not Applicable

         (9)  Copies of all custodian agreements and depository contracts:

              Previously filed  on December 11, 1984, File No. 811-4168

         (10) Copies of any 12b-1 Plans

              Not Applicable



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         (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully-paid and non-assessable, is incorporated by reference to the opinion of counsel filed on December 30, 1996, in connection with the Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1996.


         (12) A copy of the private letter ruling from the Internal Revenue Service supporting the tax matters discussed in the Combined Proxy Statement/Prospectus:


              Filed Herewith as Exhibit No. 12


         (13) Copies of other material contracts:

              Not Applicable


         (14) Copies of any other opinions, appraisals or rulings and consents to their use relied on in preparing the Registrant Statement and required by
Section 7 of the 1933 Act are included by Section 7 of the 1933 Act:



              Filed as Exhibit No. 14 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed with the Commission on April 2, 1997.


         (15) All financial statements omitted pursuant to item 14(a)(1):

              Not Applicable

         (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement.



         (17) Any other Exhibits:


              A copy of the Registrant's Rule 24f-2 declaration is filed herewith as Exhibit No. 17.



ITEM 17. UNDERTAKINGS

         (i) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of this Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
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         (ii) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933 this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, thereunto duly authorized, in the Town of Malvern and the Commonwealth of Pennsylvania, on the 25th day of April, 1997.

Vanguard/Windsor Funds, Inc.

BY:  (Raymond J. Klapinsky) John J. Brennan, President and Chief Executive
     Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

BY:      (Raymond J. Klapinsky)
         John C. Bogle*, Chairman of the Board and Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         John J. Brennan*, President and Chief Executive Officer

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Robert E. Cawthorn*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Barbara B. Hauptfuhrer*, Director

* Power of Attorney.

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         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Bruce K. MacLaury*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Burton G. Malkiel*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Alfred M. Rankin, Jr.*, Director

         April 25, 1997

BY:      (Raymond J. Klapinsky)
         John C. Sawhill*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         James O. Welch, Jr.*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         J. Lawrence Wilson*, Director

         April 25, 1997


BY:      (Raymond J. Klapinsky)
         Richard F. Hyland*, Treasurer and Principal Financial Officer and Accounting Officer

         April 25, 1997


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BY:      Raymond J. Klapinsky
         Raymond J. Klapinsky, Secretary


         April 25, 1997




* By Power of Attorney. See File Number 2-14336, January 23, 1990. Incorporated by Reference.


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                                  EXHIBIT INDEX
                                  -------------


Exhibit No.               Document
-----------               --------

EX-99.12           Private Letter Ruling from the U.S. Internal Revenue Service

EX-99.17           Rule 24f-2 Declaration